United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22671

ALLIANCEBERNSTEIN MULTI-MANAGER

ALTERNATIVE FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas,

New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: March 31, 2014

Date of reporting period: September 30, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

ALLIANCEBERNSTEIN

MULTI-MANAGER ALTERNATIVE FUND

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2013

Before investing in the fund a prospective investor should consider carefully the fund’s investment objectives and policies, charges, expenses and risks. These and other matters of importance to prospective investors are contained in the fund’s prospectus, an additional copy of which may be obtained by visiting our website at www.bernstein.com and clicking on “Investments”, then “Stocks” or “Bonds”, then “Prospectuses, SAIs and Shareholder Reports” or by calling your financial advisor or by calling Bernstein’s mutual fund shareholder help line at 212.756.4097. Please read the prospectus carefully before investing.

For performance information current to the most recent month-end, please call (collect) (212) 486-5800.

This shareholder report must be preceded or accompanied by the prospectus for individuals who are not shareholders of the fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit www.alliancebernstein.com, or go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at 800.227.4618.

The fund will file its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the Commission’s website at www.sec.gov. The fund’s Form N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

Investment Products Offered:    •  Are Not FDIC Insured  •  May Lose Value  •   Are Not Bank Guaranteed

Semi-Annual Report

November 25, 2013

This report provides certain performance data for AllianceBernstein Multi-Manager Alternative Fund (the “Fund”) for the reporting period ended September 30, 2013.

Investment Objectives and Policies

The investment objective of the Multi-Manager Alternative Fund (the “Fund”) is to seek long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective, be able to structure its investments as anticipated, or that its returns will be positive over any period of time. The Fund is not intended as a complete investment program for investors.

The Fund seeks to achieve its investment objective primarily by allocating its assets among investments in a diversified portfolio of private investment vehicles, commonly referred to as hedge funds. The Fund will invest primarily hedge funds pursuing the following strategies: long/short equity, event driven, credit distressed, emerging markets, global macro and other strategies. For more information on these strategies, please see “Portfolio of Investments” on pages 5-6. For more information regarding the Fund’s risks, please see “Disclosures and Risks” on page 2 and “Note E—Risks Involved in Investing in the Fund” of the Notes to Financial Statements on pages 16-17.

2013 Semi-Annual Report	1

Disclosures and Risks (Unaudited)

Benchmark Disclosure

The unmanaged Hedge Fund Research Index (“HFRI”) Fund of Funds Composite Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The HFRI Fund of Funds Composite Index is an equal-weighted performance index that includes over 650 constituent funds of hedge funds that report their monthly net-of-fee returns to Hedge Fund Research, have at least $50 million under management and have been actively trading for at least 12 months. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word about Risk

An investment in the Fund’s shares may be speculative in that it involves a high degree of risk and should not constitute a complete investment program. Before making an investment decision, you should carefully consider the following risk factors, together with the other information contained in this prospectus. At any point in time, an investment in the Fund’s shares may be worth less than the original amount invested, even after taking into account the distributions paid, if any, and the ability of shareholders to reinvest distributions. If any of the risks discussed in this prospectus occurs, the Fund’s results of operations could be materially and adversely affected. If this were to happen, the price of Fund shares could decline significantly and you could lose all or a part of your investment.

Investment in this Fund is highly speculative and involves substantial risk, including loss of principal, and therefore may not be suitable for all investors.

General Risk Factors. Underlying funds may exhibit high volatility, and investors may lose all or substantially all of their investment. Investments in illiquid assets and foreign markets and the use of short sales, options, leverage, futures, swaps, and other derivative instruments may create special risks and substantially increase the impact and likelihood of adverse price movements. Interests in underlying funds are subject to limitations on transferability and are illiquid, and no secondary market for interests typically exists or is likely to develop. Underlying funds are typically not registered with securities regulators and are therefore generally subject to little or no regulatory oversight. Performance compensation may create an incentive to make riskier or more speculative investments. Underlying funds typically charge higher fees than many other types of investments, which can offset trading profits, if any. There can be no assurance that any underlying fund will achieve its investment objectives.

Tax Risks. The Fund intends to be treated as a regulated investment company (a “RIC”) under the Internal Revenue Code. However, in order to qualify as a RIC and also to avoid having to pay an “excise tax,” the Fund will be subject to certain limitations on its investments and operations, including a requirement that a specified proportion of its income come from qualifying sources, an asset diversification requirement, and minimum distribution requirements. Satisfaction of the various requirements requires significant support and information from the underlying portfolio funds, and such support and information may not be available, sufficient, verifiable, or provided on a timely basis.

Limited Operating History. The Portfolio is a recently formed entity and has a limited operating history upon which prospective investors can evaluate the anticipated performance of the Fund.

Fund of Funds Considerations. The Portfolio will have no control rights over and limited transparency into the investment programs of the underlying funds in which it invests. In valuing the Portfolio’s holdings, the Investment Manager will generally rely on financial information provided by underlying funds, which may be unaudited, estimated, and/or may not involve third parties. The Fund’s investment opportunities may be limited as a result of withdrawal terms or anticipated liquidity needs (e.g., withdrawal restrictions imposed by underlying hedge funds may delay, preclude, or involve expense in connection with portfolio adjustments by the Investment Manager).

These risks are more fully discussed in the Fund’s prospectus.

An Important Note About Historical Performance

The performance on the following page represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

2	AllianceBernstein Multi-Manager Alternative Fund

Historical Performance (Unaudited)

The Fund vs. Its Benchmark

	NAV RETURNS
PERIODS ENDED SEPTEMBER 30, 2013	6 MONTHS	SINCE INCEPTION*
AllianceBernstein Multi-Manager Alternative Fund	2.88%	10.83%
HFRI FOF Composite	1.68%	6.44%

*	Inception date: 09/28/2012

The Fund’s prospectus fee table shows the Strategy’s total annual operating expense ratios as 7.96%, (including the Fund’s proportionate share of underlying fund fees and expenses) gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements served to limit the Fund’s annual operating expenses to 7.67%. These waivers/reimbursements extend through at least July 31, 2014. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights sections since they are based on different time periods.

*	Inception date: 09/28/2012.

See Disclosures, Risks and Note about Historical Performance on page 2.

2013 Semi-Annual Report	3

Portfolio Summary—September 30, 2013 (Unaudited)

Net Assets ($mil): $680.0
Strategy Breakdown*

*	All data are as of September 30, 2013. The Fund’s strategy breakdown is expressed as a percentage of total investments and may vary over time.

4	AllianceBernstein Multi-Manager Alternative Fund

Portfolio of Investments—September 30, 2013 (Unaudited)

Underlying Portfolios	Fair Value ($)	% Net Assets	Liquidity*
Long/Short Equity
Cadian Offshore Fund, Ltd.	$19,273,840	2.8%	Semi-Annual
Coatue Offshore Fund, Ltd.	25,287,211	3.7	Quarterly
Corvex Offshore Ltd.	14,482,601	2.1	Quarterly
Criterion Horizons Offshore, Ltd.	21,330,733	3.1	Monthly
Falcon Edge Global, Ltd.	24,759,153	3.6	Quarterly
JANA Nirvana Offshore Fund, Ltd.	20,917,686	3.0	Quarterly
Luminus Energy Partners Ltd.	15,806,550	2.3	Quarterly
Nokota Capital Offshore Fund, Ltd.	20,479,424	3.0	Quarterly
OrbiMed Partners, Ltd.	18,797,494	2.7	Quarterly
Pershing Square International, Ltd.	12,302,506	1.8	Quarterly
Sheffield International Partners, Ltd.	17,822,421	2.6	Biennially
The Egerton European Dollar Fund Limited	14,205,160	2.1	Monthly
Tybourne Equity Offshore Fund, Ltd.	20,713,581	3.0	Quarterly
Wellington Management Investors (Bermuda), Ltd.	20,411,968	3.0	Semi-Annual
White Elm Capital Offshore, Ltd.	19,064,086	2.8	Semi-Annual

Total	285,654,414	41.6

Event Driven
Canyon Balanced Fund (Cayman), Ltd.	26,920,807	3.9	Quarterly
CQS Directional Opportunities Fund, Ltd.	17,353,385	2.5	Monthly
Empyrean Capital Overseas Fund, Ltd.	9,662,956	1.4	Quarterly
Fir Tree International Value Fund, Ltd.	26,853,824	3.9	Biennially
King Street Capital, Ltd.	25,832,052	3.8	Quarterly
Luxor Capital Partners Offshore, Ltd.	23,072,491	3.4	Biennially
Manikay Offshore Fund, Ltd.	21,643,253	3.2	Quarterly
Senator Global Opportunity Offshore Fund, Ltd.	22,739,217	3.3	Quarterly
Third Point Offshore Fund, Ltd.	22,762,440	3.3	Quarterly

Total	196,840,425	28.7

Credit/Distressed
Claren Road Credit Fund, Ltd.	23,463,242	3.4	Monthly
Halcyon Offshore Asset-Backed Value Fund, Ltd.	12,674,727	1.8	Quarterly
Oaktree Value Opportunities (Cayman) Fund, Ltd.	8,898,685	1.3	Partial Liquidity Every 1.5 Years
Panning Overseas Fund, Ltd.	23,083,274	3.4	Quarterly
Saba Capital Offshore Fund, Ltd.	17,531,892	2.6	Quarterly
Silver Point Capital Offshore Fund, Ltd.	24,957,878	3.6	Annual
Stone Lion Fund, Ltd.	17,201,077	2.5	Quarterly

Total	127,810,775	18.6

Global Macro
Brevan Howard Multi-Strategy Fund Limited	19,681,993	2.9	Monthly
MKP Opportunity Offshore, Ltd.	21,340,179	3.1	Monthly

Total	41,022,172	6.0

Emerging Markets
Discovery Global Opportunity Fund, Ltd.	24,103,945	3.5	Semi-Annual
Spinnaker Global Emerging Markets Holdings, Ltd.	16,362,969	2.4	Annual

Total	40,466,914	5.9

Common Stocks
Herbalife, Ltd.	934,220	0.2

Total Investments (cost $654,855,296)	692,728,920	101.0
Liabilities in excess of other assets	(6,632,571)	(1.0)

Net Assets	$686,096,349	100.0%

*   The investment strategies and liquidity of the Underlying Portfolios in which the Fund invests are as follows:

2013 Semi-Annual Report	5

Portfolio of Investments (continued)

Long/Short Equity Funds seek to buy securities with the expectation that they will increase in value (called “going long”) and sell securities short in the expectation that they will decrease in value (“going short”). Underlying Portfolios within this strategy are generally subject to 30 – 180 day redemption notice periods. The Underlying Portfolios generally have monthly to annual liquidity. Certain Underlying Portfolios may have lock up periods of up to five years as of September 30, 2013.

Credit/Distressed Funds invest in a variety of fixed income and other securities, including bonds (corporate and government), bank debt, asset-backed financial instruments, mortgage-backed securities and mezzanine and distressed securities, as well as securities of distressed companies and high yield securities. Underlying Portfolios within this strategy are generally subject to 45 – 90 day redemption notice periods. The Underlying Portfolios have monthly to annual liquidity. Certain Underlying Portfolios may have lock up periods of up to three years as of September 30, 2013.

Event Driven Funds seek to take advantage of information inefficiencies resulting from a particular corporate event, such as a takeover, liquidation, bankruptcy, tender offer, buyback, spin-off, exchange offer, merger or other type of corporate reorganization. Underlying Portfolios within this strategy are generally subject to 60 – 180 day redemption notice periods. The Underlying Portfolios have monthly to annual liquidity. Certain Underlying Portfolios may have lock up periods of up to two years as of September 30, 2013.

Emerging Markets Funds may invest in a range of emerging markets asset classes including debt, equity and currencies, and may use a broad array of hedging techniques involving both emerging markets and non-emerging markets securities with the intention of reducing volatility and enhancing returns. Underlying Portfolios within this strategy are generally subject to 60 – 120 day redemption notice periods. The Underlying Portfolios have semi-annual to annual liquidity. Certain Underlying Portfolios may have lock up periods of up to three years as of September 30, 2013.

Global Macro Funds aim to identify and exploit imbalances in global economics and asset classes, typically utilizing macroeconomic and technical market factors rather than “bottom-up” individual security analysis. Underlying Portfolios within this strategy are generally subject to 60 – 90 day redemption notice periods. The Underlying Portfolios have monthly liquidity. Certain Underlying Portfolios may have lock up periods of up to two years as of September 30, 2013.

The fund may also make direct investments in securities (other than securities of Underlying Portfolios), options, futures, options on futures, swap contracts, or other derivative or financial instruments.

6	AllianceBernstein Multi-Manager Alternative Fund

Statement of Assets and Liabilities—September 30, 2013 (Unaudited)

ASSETS
Investments in Underlying Portfolios, at value (cost $654,855,296)	$692,728,920
Cash (see Note A2)	39,793,356
Investments in Underlying Portfolios paid in advance (see Note A2)	2,000,000

Total assets	734,522,276

LIABILITIES
Subscriptions received in advance	41,110,968
Payable for shares of beneficial interest redeemed	6,189,758
Management fee payable	808,279
Transfer Agent fee payable	8,653
Accrued expenses	308,269

Total liabilities	48,425,927

NET ASSETS	$686,096,349

COMPOSITION OF NET ASSETS
Shares of beneficial interest, at par	$62,029
Additional paid-in capital	654,718,697
Distributions in excess of net investment income	(6,558,001)
Net unrealized appreciation on investments	37,873,624

NET ASSETS	$686,096,349

SHARES OF BENEFICIAL INTEREST OUTSTANDING—UNLIMITED SHARES AUTHORIZED, WITH PAR VALUE OF $.001 (based on 62,028,934 shares outstanding)	$11.06

See Notes to Financial Statements.

2013 Semi-Annual Report	7

Statement of Operations—for the six months ended September 30, 2013 (Unaudited)

EXPENSES
Management fee (see Note B)	$3,893,744
Offering expenses	223,970
Custodian	161,840
Registration fees	138,276
Administrative	90,000
Legal	63,000
Trustee’s fees	53,000
Transfer agency	45,474
Audit	39,800
Printing	25,818
Miscellaneous	55,285

Total expenses	4,790,207
Less: expenses waived and reimbursed by the Investment Manager (see Note B)	(247,505)

Net expenses		$4,542,702

Net investment loss		(4,542,702)

UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
Net change in unrealized appreciation/depreciation of investments		20,363,526

Net gain on investment transactions		20,363,526

Net increase in net assets from operations		$15,820,824

See Notes to Financial Statements.

8	AllianceBernstein Multi-Manager Alternative Fund

Statement of Changes in Net Assets

	SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)	OCTOBER 1, 2012(a) TO MARCH 31, 2013

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(4,542,702)	$(1,602,807)
Net change in unrealized appreciation/depreciation of investments in Underlying Portfolios	20,363,526	17,510,098

Net increase in net assets from operations	15,820,824	15,907,291

DIVIDENDS TO SHAREHOLDERS FROM
Net investment income	0	(412,492)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net increase (see Note D)	359,756,214	294,924,512

Total increase	375,577,038	310,419,311

NET ASSETS
Beginning of period	310,519,311	100,000

End of period (including distribution in excess of net investment income of ($6,558,001) and ($2,015,299))	$686,096,349	$310,519,311

(a) Commencement of operations.

See Notes to Financial Statements.

2013 Semi-Annual Report	9

Statement of Cash Flows—for the six months ended September 30, 2013 (Unaudited)

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$15,820,824
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used in operating activities:
Purchases of investments in Underlying Portfolios	(359,855,296)
Net change in unrealized appreciation/depreciation on Underlying Portfolios	(20,363,526)
Decrease in investments in Underlying Portfolios paid in advance	24,000,000
Decrease in deferred offering expense	223,970
Increase in management fee payable	508,245
Increase in accrued expenses	95,604

Net cash used in operating activities	(339,570,179)

Cash flows from financing activities
Subscriptions, including change in subscriptions received in advance	350,817,449

Net cash provided by financing activities	350,817,449

Net change in cash	11,247,270
Cash at beginning of period	28,546,086

Cash at end of period	$39,793,356

In accordance with U.S. GAAP, the Fund has included a Statement of Cash Flows as a result of its substantial investments in Level 3 securities throughout the period.

See Notes to Financial Statements.

10	AllianceBernstein Multi-Manager Alternative Fund

Financial Highlights

Selected per share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:

	SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)		OCTOBER 1, 2012(a) TO MARCH 31, 2013
Net asset value, beginning of period	$10.75		$10.00

Income from investment operations
Net investment loss (b)(c)	(.10)		(.09)
Net unrealized gain on investment transactions	.41		.87

Net increase in net asset value from operations	.31		.78

Less: Dividends
Dividends from net investment income	0		(.03)

Net asset value, end of period	$11.06		$10.75

Total return
Total investment return based on net asset value (d)	2.88%		7.81%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$686,096		$310,519
Ratio to average net assets of:
Expenses, net of waivers/reimbursements (c)(e)	1.75%	^	1.75%	(f)
Expenses, before waivers/reimbursements (e)	1.84%	^	2.38%	(f)
Net investment loss (c)(e)	(1.75)%	^	(1.75)%	(f)
Portfolio turnover rate	0%		0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Net of fees and expenses waived/reimbursed by the Investment Manager.
(d)	Total investment return is calculated assuming a purchase of beneficial shares on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return calculated for a period of less than one year is not annualized.
(e)	The expense and net investment loss ratios do not include income earned or expenses incurred by the Fund through its Underlying Portfolios.
(f)	Annualized, except for certain non-recurring fees.
^	Annualized.

See Notes to Financial Statements.

2013 Semi-Annual Report	11

Notes to Financial Statements (Unaudited)

NOTE A	Significant Accounting Policies

AllianceBernstein Multi-Manager Alternative Fund (the “Fund”) is a statutory trust formed under the laws of the State of Delaware and registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Fund commenced operations on October 1, 2012. The Fund’s investment objective is to seek long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective, be able to structure its investments as anticipated, or that its returns will be positive over any period of time. The Fund is not intended as a complete investment program for investors. The Fund seeks to achieve its investment objective primarily by allocating its assets among investments in private investment vehicles (“Underlying Portfolios”), commonly referred to as hedge funds, that are managed by unaffiliated asset managers that employ a broad range of investment strategies. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates, and such differences could be material. The following is a summary of significant accounting policies followed by the Fund.

1.	Valuation of Investments

The Fund’s Board of Trustees (the “Board”) has approved pricing and valuation policies and procedures pursuant to which the Fund’s investments in Underlying Portfolios are valued at fair value (the “Valuation Procedures”). Among other matters, the Valuation Procedures set forth the Fund’s valuation policies and the mechanisms and processes to be employed on a monthly basis to implement such policies. In accordance with the Valuation Procedures, fair value of an Underlying Portfolio as of each valuation time ordinarily is the value determined as of such month-end for each Underlying Portfolio in accordance with the Underlying Portfolio’s valuation policies and reported at the time of the Fund’s valuation.

On a monthly basis, the Fund generally uses the net asset value (“NAV”), provided by the Underlying Portfolios, to determine the fair value of all Underlying Portfolios which (a) do not have readily determinable fair values and (b) either have the attributes of an investment company or prepare their financial statements consistent with measurement principles of an investment company. As a general matter, the fair value of the Fund’s interest in an Underlying Portfolio represents the amount that the Fund could reasonably expect to receive from an Underlying Portfolio if its interest were redeemed at the time of valuation. In the unlikely event that an Underlying Portfolio does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Underlying Portfolio based on the most recent value reported by the Underlying Portfolio, and any other relevant information available at the time the Fund values its portfolio. In making a fair value determination, the Fund will consider all appropriate information reasonably available to it at the time and that Alliance Bernstein L.P. (the “Investment Manager”) believes to be reliable. The Fund may consider factors such as, among others: (i) the price at which recent subscriptions for or redemptions of the Underlying Portfolio’s interests were effected; (ii) information provided to the Fund by the manager of an Underlying Portfolio, or the failure to provide such information as the Underlying Portfolio manager agreed to provide in the Underlying Portfolio’s offering materials or other agreements with the Fund; (iii) relevant news and other sources; and (iv) market events. In addition, when an Underlying Portfolio imposes extraordinary restrictions on redemptions, or when there have been no recent subscriptions for Underlying Portfolio interests, the Fund may determine that it is appropriate to apply a discount to the NAV reported by the Underlying Portfolio. The use of different factors and estimation methodologies could have a significant effect on the estimated fair value and could be material to the financial statements.

The Investment Manager has established a Valuation Committee (the “Committee”) made up of representatives of portfolio management, fund accounting, compliance and risk management which operates under the Valuation Procedures and is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee’s responsibilities include: 1) fair value determinations (and oversight of any third parties to whom any responsibility for fair value determinations is delegated), and 2) regular monitoring of the Valuation Procedures and modification or enhancement of the Valuation Procedures (or recommendation of the modification of the Valuation Procedures) as the Committee believes appropriate. Prior to investing in any Underlying Portfolio, and periodically thereafter, the Investment Manager will conduct a due diligence review of the valuation methodology utilized by the Underlying Portfolio. In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics.

12	AllianceBernstein Multi-Manager Alternative Fund

U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including the Fund’s ability to redeem from an Underlying Portfolio within the near term of the reporting date at fair value)
•

Level 3—significant unobservable inputs (including those investments in Underlying Portfolios which have restrictions on redemptions due to lock-up periods or redemption restrictions such that the Fund cannot redeem within the near term of the reporting date).

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

INVESTMENTS IN SECURITIES:	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Underlying Portfolios:
Long/Short Equity	$—	$75,251,073	$210,403,341	$285,654,414
Event Driven	—	61,759,078	135,081,347	196,840,425
Credit/Distressed	—	36,137,969	91,672,806	127,810,775
Global Macro	—	41,022,172	—	41,022,172
Emerging Markets	—	—	40,466,914	40,466,914
Common Stocks	934,220	—	—	934,220
Total Investments in Securities	$934,220	$214,170,292	$477,624,408	$692,728,920

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	LONG/SHORT EQUITY	EVENT DRIVEN	CREDIT/DISTRESSED
Balance as of 3/31/13	$88,043,362	$65,890,112	$40,795,432
Accrued discounts/(premiums)	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	6,359,979	5,191,235	1,877,374
Purchases	116,000,000	64,000,000	49,000,000
Sales	0	0	0
Transfers in to Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 9/30/13	$210,403,341	$135,081,347	$91,672,806

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/13*	$6,359,979	$5,191,235	$1,877,374

2013 Semi-Annual Report	13

Notes to Financial Statements (Unaudited) (continued)

	EMERGING MARKETS	TOTAL
Balance as of 3/31/13	$26,058,029	$220,786,935
Accrued discounts/(premiums)	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	(591,115)	12,837,473
Purchases	15,000,000	244,000,000
Sales	0	0
Transfers in to Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/13	$40,466,914	$477,624,408

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/13*	$(591,115)	$12,837,473

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

2.	Cash Committed

As of September 30, 2013, the Fund has committed to purchase the following Underlying Portfolios for effective date October 1, 2013.

Underlying Investment	Amount Committed
OrbiMed Partners, Ltd.*	$2,000,000
Spinnaker Global Emerging Markets Holdings Ltd.	2,000,000
Tybourne Equity Offshore Fund, Ltd.	2,000,000
Corvex Offshore Ltd.	2,000,000
Canyon Balanced Fund (Cayman), Ltd.	2,000,000
Starboard Leaders Fund, LP.	2,500,000
CQS Directional Opportunities Fund, Ltd.	3,000,000
Oaktree Value Opportunities (Cayman) Fund, Ltd.	7,500,000
Starboard Value and Opportunity, Ltd.	10,000,000

$33,000,000

*	Investments paid in advance amounted to $2,000,000.

3.	Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, the Fund will not be subject to federal and state income taxes to the extent that all of its income is distributed.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for the current tax year and has concluded that no provision for income tax is required in the Fund’s financial statements.

4.	Investment Income and Investment Transactions

Income and capital gain distributions, if any, are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Investment gains and losses are determined on the identified cost basis.

14	AllianceBernstein Multi-Manager Alternative Fund

5.	Expenses

Expenses included in the accompanying statements of operations do not include any expenses of the Underlying Portfolios.

6.	Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7.	Organization and Offering Expenses

Offering costs of $415,576 were deferred and amortized on a straight line basis over a one year period starting from October 1, 2012 (commencement of the Fund’s operations).

NOTE B	Management Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement (the “Advisory Agreement”), the Fund pays the Investment Manager a management fee at an annual rate of 1.50% of an aggregate of the Fund’s net assets determined as of the last day of a calendar month and adjusted for subscriptions and repurchases accepted as of the first day of the subsequent month, (the “Management Fee”). The Management Fee is payable in arrears as of the last day of the subsequent month.

The Investment Manager has agreed to waive its fees and bear certain expenses through September 30, 2013 to the extent necessary to limit total operating expenses, excluding the Management Fee, extraordinary expenses, interest expenses, taxes, brokerage commissions and other transaction costs, and Underlying Portfolio fees and expense, on an annual basis to 0.25% of average monthly net assets (1.75% including Management Fee). Under the Advisory Agreement, fees waived and expenses borne by the Investment Manager are subject to repayment by the Fund until September 15, 2015. No repayment will be made that would cause the Fund’s total annualized operating expenses to exceed the net fee percentage set forth above or would exceed the amount of offering expenses as recorded by the Fund on or before September 30, 2013. For the period ended September 30, 2013, such reimbursement/waiver amounted to $247,505.

Under a separate Administrative Agreement, the Fund may use the Investment Manager and its personnel to provide certain administrative services to the Fund and, in such event, the services and payments will be subject to approval by the Fund’s Board. For the period ended September 30, 2013, such fees amounted to $90,000.

The Fund may engage one or more distributors to solicit investments in the Fund. Sanford C. Bernstein & Company LLC (“Bernstein”), an affiliate of the Investment Manager, has been selected as initial distributor of the Fund under a Distribution Services Agreement. The Distribution Services Agreement does not call for any payments to be made to Bernstein by the Fund.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Investment Manager, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation paid to ABIS amounted to $45,474 for the period ended September 30, 2013.

NOTE C	Investment Transactions

Purchases and sales of investments in the Underlying Portfolios, aggregated $359,855,296 and $0, respectively, for the period ended September 30, 2013.

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$40,377,199
Gross unrealized depreciation	(2,503,575)

Net unrealized appreciation	$37,873,624

2013 Semi-Annual Report	15

Notes to Financial Statements (Unaudited) (continued)

NOTE D	Shares of Beneficial Interest

During the six months ended September 30, 2013, the Fund did not issue any shares in connection with the Fund’s dividend reinvestment plan.

Subscriptions and Repurchases

Generally, initial and additional subscriptions for shares may be accepted as of the first day of each month. The Fund reserves the right to reject any subscription for shares. The Fund intends to repurchase shares from shareholders in accordance with written tenders by shareholders at those times, in those amounts, and on such terms and conditions as the Board of Trustees may determine in its sole discretion. When a repurchase offer occurs, a shareholder will generally be required to provide notice of their tender of shares for repurchase to the Fund more than three months in advance of the date that the shares will be valued for repurchase (the “Valuation Date”). Valuation Dates are generally expected to be the last business days of March, June, September or December, and payment for tendered shares will generally be made by the Fund approximately 45 days following the Valuation Date.

Transactions in shares of beneficial interest were as follows for the period ended September 30, 2013:

	SHARES		AMOUNT

	SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)	OCTOBER 1, 2012(a) TO MARCH 31, 2013	SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)	OCTOBER 1, 2012(a) TO MARCH 31, 2013
Shares sold	33,872,978	28,910,370	$367,725,322	$295,379,869
Shares issued in reinvestment of dividends	0	37,739	0	385,319
Shares redeemed	(723,951)	(78,202)	(7,969,108)	(840,676)

Net increase	33,149,027	28,869,907	$359,756,214	$294,924,512

(a)	Commencement of operations.

NOTE E	Risks Involved in Investing in the Fund

Limitations on the Fund’s ability to withdraw its assets from Underlying Portfolios may limit the Fund’s ability to repurchase its shares. For example, many Underlying Portfolios impose lock-up periods prior to allowing withdrawals, which can be two years or longer. After expiration of the lock-up period, withdrawals typically are permitted only on a limited basis, such as monthly, quarterly, semi-annually or annually. Many Underlying Portfolios may also indefinitely suspend redemptions or establish restrictions on the ability to fully receive proceeds from redemptions through the application of a redemption restriction or “gate”. In instances where the primary source of funds to repurchase shares will be withdrawals from Underlying Portfolios, the application of these lock-ups and withdrawal limitations may significantly limit the Fund’s ability to repurchase its shares. Although the Investment Manager will seek to select Underlying Portfolios that offer the opportunity to have their shares or units redeemed within a reasonable timeframe, there can be no assurance that the liquidity of the investments of such Underlying Portfolios will always be sufficient to meet redemption requests as, and when, made.

The Fund invests primarily in Underlying Portfolios that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. Such risks include those related to the volatility of the equity, credit, and currency markets, the use of leverage associated with certain investment strategies, derivative contracts and in connection with short positions, the potential illiquidity of certain instruments and counterparty and broker arrangements.

Some of the Underlying Portfolios in which the Fund invests may invest all or a portion of their assets in securities that are illiquid or are subject to an anticipated event. These Underlying Portfolios may create “side pockets” in which to hold these securities. Side pockets are series or classes of shares which are not redeemable by the investors but which are automatically redeemed or converted back into the Underlying Portfolio’s regular series or classes of shares upon the realization of those securities or the happening of some other liquidity event with respect to those securities.

16	AllianceBernstein Multi-Manager Alternative Fund

These “side pockets” can often be held for long periods before they are realized, and may therefore be much less liquid than the general liquidity offered on the Underlying Portfolio’s regular series or classes of shares. Should the Fund seek to liquidate its investment in an Underlying Portfolio that maintains investments in a side pocket arrangement or that holds a substantial portion of its assets in illiquid securities, the Fund might not be able to fully liquidate its investments without delay, which could be considerable. In such cases, during the period until the Fund is permitted to fully liquidate the investment in the Underlying Portfolio, the value of the investment could fluctuate.

The Underlying Portfolios may utilize leverage in pursuit of achieving a potentially greater investment return. The use of leverage exposes an Underlying Portfolio to additional risk including (i) greater losses from investments than would otherwise have been the case had the Underlying Portfolio not used leverage to make the investments; (ii) margin calls or interim margin requirements may force premature liquidations of investment positions; and (iii) losses on investments where the investment fails to earn a return that equals or exceeds the Underlying Portfolio’s cost of leverage related to such investment. In the event of a sudden, precipitous drop in the value of an Underlying Portfolio’s assets, the Underlying Portfolio might not be able to liquidate assets quickly enough to repay its borrowings, further magnifying the losses incurred by the Underlying Portfolio.

The Underlying Portfolios may invest in securities of foreign companies that involve special risks and considerations not typically associated with investments in the United States, due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on the Underlying Portfolio. Such concentrations may subject the Underlying Portfolios to additional risks resulting from political or economic conditions in such countries or regions, and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

The Underlying Portfolios may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Underlying Portfolios may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Underlying Portfolio’s net asset value.

The Fund invests in a limited number of Underlying Portfolios. Such concentration may result in additional risk. Various risks are also associated with an investment in the Fund, including risks relating to compensation arrangements and risks relating to limited liquidity of the Interests.

The Fund is subject to credit risk arising from its transactions with its custodian, State Street Bank and Trust, related to holding the Fund’s cash. This credit risk arises to the extent that the custodian may be unable to fulfill its obligation to return the Fund’s cash held in its custody.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE F	Tax Information

The tax character of distributions to be paid for the year ending March 31, 2014 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal period ended March 31, 2013 was as follows:

2013
Distributions paid from:
Ordinary income	$412,492

Total taxable distributions paid	$412,492

2013 Semi-Annual Report	17

Notes to Financial Statements (Unaudited) (continued)

As of March 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$3,918,198
Undistributed capital gain	60,541
Unrealized appreciation/(depreciation)	11,516,060	(a)

Total accumulated earnings/(deficit)	$15,494,799

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax treatment of Passive Foreign Investment Companies (PFICs).

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period and such losses will retain their character as either short-term or long-term capital losses. As of March 31, 2013, the Fund did not have any capital loss carryforwards.

NOTE G	Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

18	AllianceBernstein Multi-Manager Alternative Fund

AllianceBernstein Multi-Manager Alternative Fund

BOARD OF TRUSTEES

Carter “Terry” F. Wolfe(1)

Chairman

Christopher J. Bricker

President and Chief Executive Officer

Lawrence D. Haber(1)

Jeanette Loeb(1)

OFFICERS

Philip L. Kirstein

Senior Vice President and Independent Compliance Officer

Marc H. Gamsin(2)

Vice President

Greg Outcalt(2)

Vice President

Matthew D. Bass

Vice President

Emilie D. Wrapp

Secretary

Joseph J. Mantineo

Treasurer and Chief Financial Officer

Stephen M. Woetzel

Controller

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

DISTRIBUTOR

Sanford C. Bernstein & Company, LLC

1345 Avenue of the Americas

New York, NY 10105

TRANSFER AGENT

AllianceBernstein Investor Services, Inc.

P.O.Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

LEGAL COUNSEL

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

(1) Member of the Audit Committee and the Governance and Nominating Committee.

(2) The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Investment Manager’s Alternative Investment Management Group. Messrs. Gamsin and Outcalt are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

2013 Semi-Annual Report	19

SANFORD C. BERNSTEIN

Distributor

ALLIANCEBERNSTEIN MULTI-MANAGER ALTERNATIVE FUND

1345 AVENUE OF THE AMERICAS, NEW YORK, NY 10105

800.221.5672

MMAF–0152–0913

ITEM 2.	CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant’s code of ethics is filed herewith as Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Directors has determined that independent director Lawrence D. Haber qualifies as an audit committee financial expert.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12(b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12(c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Multi-Manager Alternative Fund, Inc.

By:	/s/ Christopher J. Bricker
Name:	Christopher J. Bricker President

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Bricker
Name:	Christopher J. Bricker President

Date:	November 22, 2013

By:	/s/ Joseph J. Mantineo
Name:	Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	November 22, 2013